Goodwill and Purchased Intangibles (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total	$ 935,316	$ 444,112
Additions	2,446,000
Amortization	(66,233)	2,310,550	1,403,754
Total	3,315,083	935,316	444,112
Patents and trademarks [Member]
Total	118,098	111,619
Additions
Amortization	(2,287)	23,902	15,381
Total	115,811	118,098	111,619
Customer contracts [Member]
Total	541,528	78,765
Additions
Amortization	(25,033)	528,372	178,135
Total	516,495	541,528	78,765
Customer and merchant relationships [Member]
Total
Additions	2,010,000
Amortization	(10,806)
Total	1,999,194
Trade name [Member]
Total	22,391
Additions	176,000
Amortization	(3,368)	177,359
Total	195,023	22,391
Acquired Technology [Member]
Total	182,298
Additions	260,000
Amortization	(17,394)		213,091
Total	424,904		193,459
Non-compete [Member]
Total	71,001
Additions
Amortization	(7,345)	61,082
Total	$ 63,656	$ 71,001